Capital and Reserves	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Capital and Reserves
15.	Capital and Reserves

(a)	Share capital
The Controlling Company is authorized to issue 500,000,000 shares of capital stock (par value
~~W~~
5,000), and as of December 31, 2019 and December 31, 2020, the number of issued common shares is 357,815,700. There have been no changes in the capital stock from January 1, 2018 to December 31, 2020.

(b)	Reserves
Reserves consist mainly of the following:
Translation reserve
The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.
Other comprehensive income (loss) from associates
The other comprehensive income (loss) from associates comprises the amount related to change in equity of investments in equity accounted investees.
Reserves as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Foreign currency translation differences for foreign operations	~~W~~	(178,452)	(138,667)
Other comprehensive loss from associates		(24,569)	(24,779)

	~~W~~	(203,021)	(163,446)

The movement in reserves for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	Foreign currency translation differences for foreign operations		Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2018	~~W~~	(259,749)	(28,531)	(288,280)
Change in reserves		(12,725)	37	(12,688)

December 31, 2018		(272,474)	(28,494)	(300,968)

January 1, 2019		(272,474)	(28,494)	(300,968)
Change in reserves		94,022	3,925	97,947

December 31, 2019		(178,452)	(24,569)	(203,021)

January 1, 2020		(178,452)	(24,569)	(203,021)
Change in reserves		39,785	(210)	39,575

December 31, 2020		(138,667)	(24,779)	(163,446)